Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Current - contract liabilities	$ 146,475	$ 126,056
Non-current - other liabilities		3,000,000
Total	$ 146,475	$ 3,126,056